OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Amendment No. 1 to

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

NEW RESIDENTIAL FUNDING 2016-2 LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:    0001674501

NEW RESIDENTIAL MORTGAGE LOAN TRUST 2016-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001674606

Central Index Key Number of underwriter (if applicable): Not applicable

Jonathan Grebinar, 212-798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by New Residential Funding 2016-2 LLC on May 13, 2016 (the “Original Filing”) and is being filed solely to replace the report attached to the Original Filing as Exhibit 99.1— Third Party Due Diligence Report - AMC Executive Summary (the “Executive Summary”). The Executive Summary is being replaced to reflect an updated number of broker price opinions ordered by the diligence provider. The Executive Summary is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW RESIDENTIAL FUNDING 2016-2 LLC

Date:	May 18, 2016	By:	/s/ Cameron MacDougall
			Name:	Cameron MacDougall
			Title:	Secretary

EXHIBIT INDEX

Exhibit Number

99.1 Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 - Pay History

Schedule 2 - Data Discrepancies

Schedule 3 - Rating Agency Grades Report

Schedule 4 - Exception Grades Report

Schedule 5 - Title Lien Report

See SEC’s Website for all filed Exhibits